EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (15,550)	$ (4,202)	$ (50,710)
Net earnings from discontinued operations	70,588	31,401	21,338
Net loss attributable to non-controlling interest	0	0	(57)
Net earnings (loss) attributable to the Company	$ 55,038	$ 27,199	$ (29,315)
Weighted average shares used in computation of:
Basic (in shares)	30,771	30,788	31,275
Assumed conversion (in shares)	0	0	0
Diluted (in shares)	30,771	30,788	31,275
Basic and dilutive earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Continuing operations (in dollars per share)	$ (0.50)	$ (0.14)	$ (1.62)
Discontinued operations (in dollars per share)	$ 2.29	$ 1.02	$ 0.68
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 1.79	$ 0.88	$ (0.94)